Inventory - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory
Percentage of carrying amount used as basis for inventory provision for each 6-month period without use or sale	20.00%
Total	$ 295,258	$ 269,705
Impairment
Inventory
Total	(28,398)	(23,437)	$ (20,736)
Cost/gross carrying amount
Inventory
Finished products	106,595	106,245
Semi-finished products	89,239	52,534
Raw materials	50,848	64,582
Auxiliary materials and consumables	$ 76,974	$ 69,781